Debt - Gazprombank Facilities - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Apr. 30, 2014	Apr. 30, 2012	Feb. 28, 2010	Apr. 30, 2013	Dec. 31, 2013	Sep. 30, 2010
Debt Instrument [Line Items]
Credit facility outstanding amount	$ 6,845,081,000					$ 8,991,431,000
Credit facility including short-term portion	257,974,000					350,379,000
Credit facility maturity year	2010
Rescheduled repayment period	2013-2015
Yakutugol [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount							857,143,000
Southern Kuzbass Coal Company (SKCC) [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount							857,143,000
U.S. Dollar [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	3,633,400,000					3,009,798,000
Credit facility including short-term portion	4,000					128,771,000
U.S. Dollar [Member] | Yakutugol [Member]
Debt Instrument [Line Items]
Credit facility basis spread on base rate		4.80%
U.S. Dollar [Member] | Southern Kuzbass Coal Company (SKCC) [Member]
Debt Instrument [Line Items]
Credit facility basis spread on base rate		4.80%
Gazprombank Facilities [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	500,000,000		500,000,000	1,000,000,000		500,000,000
Credit facility including short-term portion				480,000,000
Credit facility basis spread on base rate				5.30%
Three year grace period bearing interest			7.50%
Yakutugol and SKCC signed loan agreements credit facility amount, maturity period	5 years		5 years
Overdue principal amount	42,000,000
Overdue interest amount	42,780,000
Gazprombank Facilities [Member] | U.S. Dollar [Member]
Debt Instrument [Line Items]
Loan agreements credit facility amount					889,000,000
Loan maturity period					5 years
Gazprombank Facilities [Member] | U.S. Dollar [Member] | Yakutugol [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	488,889,000					461,889,000
Credit facility short-term outstanding amount					202,443,000
Credit facility, Unused portion						27,111,000
Gazprombank Facilities [Member] | U.S. Dollar [Member] | Southern Kuzbass Coal Company (SKCC) [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount	400,000,000					351,264,000
Credit facility short-term outstanding amount					250,000,000
Maturity grace period					3 years
Three year grace period bearing interest					7.50%
Credit facility, Unused portion						$ 48,736,000